Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Detail) - CAD ($) $ in Millions	Apr. 30, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Cost/Amortized cost	$ 140,600	$ 131,312
Gross unrealized gains	913	753
Gross unrealized losses	(1,925)	(3,599)
Fair value	139,588	128,466
Canadian government debt - issued or guaranteed, Federal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	14,736	6,609
Gross unrealized gains	7	1
Gross unrealized losses	(23)	(351)
Fair value	14,720	6,259
Canadian government debt - issued or guaranteed, Provincial and municipal [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	3,553	3,396
Gross unrealized gains	25	2
Gross unrealized losses	(36)	(650)
Fair value	3,542	2,748
U.S. federal, state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	72,997	75,326
Gross unrealized gains	299	343
Gross unrealized losses	(1,730)	(2,374)
Fair value	71,566	73,295
Other OECD government debt - issued or guaranteed [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	9,710	6,200
Gross unrealized gains	13	1
Gross unrealized losses	(32)	(9)
Fair value	9,691	6,192
Mortgage-backed securities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	2,512	2,762
Gross unrealized gains	2
Gross unrealized losses	(30)	(61)
Fair value	2,484	2,701
Asset-backed securities, CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	8,525	8,308
Gross unrealized gains	8	3
Gross unrealized losses	(1)	(46)
Fair value	8,532	8,265
Asset-backed securities, Non CDO [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	496	444
Gross unrealized gains	2	2
Gross unrealized losses	(4)	(5)
Fair value	494	441
Corporate debt and other debt [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	27,352	27,774
Gross unrealized gains	99	44
Gross unrealized losses	(63)	(95)
Fair value	27,388	27,723
Equities [member]
Disclosure of financial assets [line items]
Cost/Amortized cost	719	493
Gross unrealized gains	458	357
Gross unrealized losses	(6)	(8)
Fair value	$ 1,171	$ 842